Significant Accounting Policies (Details 2) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Total Construction in process	$ 449,464	$ 328,372
Factory [Member]
Total Construction in process	169,464	148,372
Workshop [Member]
Total Construction in process
Retail outlet [Member]
Total Construction in process	$ 280,000	$ 180,000